Produced Content, Net (Tables)	12 Months Ended
Dec. 31, 2023
Film, Capitalized Cost [Abstract]
Components of Produced Content, Net

	As of December 31,
	2022	2023	2023
	RMB	RMB	US$
Released, less amortization and impairment
— Predominantly monetized with other contents	3,725,252	4,444,887	626,049
— Predominantly monetized on its own	89,987	61,516	8,664
	3,815,239	4,506,403	634,713
In production, less impairment
— Predominantly monetized with other contents	7,675,787	7,630,099	1,074,677
— Predominantly monetized on its own	660,197	244,787	34,478
	8,335,984	7,874,886	1,109,155
In development, less impairment
— Predominantly monetized with other contents	815,863	946,586	133,324
— Predominantly monetized on its own	34,818	49,110	6,917
	850,681	995,696	140,241
	13,001,904	13,376,985	1,884,109

Estimated Amortization Expense Relating to Existing Produced Content

Estimated amortization expense relating to the existing produced content for each of the next three years is as follows:

	RMB	US$
Within 1 year	1,390,410	195,835
Between 1 and 2 years	738,061	103,954
Between 2 and 3 years	556,740	78,415